Segment and geographic information (Schedule of Long Lived Assets by Geographical Areas) (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Revenues from External Customers and Long-Lived Assets [Line Items]
Long lived assets	$ 11,455	$ 14,737
Israel
Revenues from External Customers and Long-Lived Assets [Line Items]
Long lived assets	10,622	13,714
U.S. and other
Revenues from External Customers and Long-Lived Assets [Line Items]
Long lived assets	$ 833	$ 1,023